PROPERTY AND EQUIPMENT, NET - Schedule of Financing leases right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	€ 1,554	€ 2,295
Less: accumulated depreciation and amortization	(850)	(1,360)
Total	704	935
Equipment
Property and equipment
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	359	713
Vehicles and IT equipment
Property and equipment
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	€ 1,196	€ 1,582